EFFECT OF NEW ACCOUNTING STANDARDS (Details)	12 Months Ended
Jun. 27, 2018 USD ($)
Effect of new accounting pronouncements [Line Items]
Operating Leases, Future Minimum Payments Due	$ 569,915,000 [1]
Advertising fees from franchisees	22,600,000
Fiscal 2019 [Member] | Accounting Standards Update 2014-09 [Member]
Effect of new accounting pronouncements [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income	0
Shareholders' deficit [Member] | Fiscal 2019 [Member] | Accounting Standards Update 2014-09 [Member]
Effect of new accounting pronouncements [Line Items]
New accounting pronouncement, cumulative effect of change on Equity or Net Assets	(7,300,000)
Other Liabilities [Member] | Fiscal 2019 [Member] | Accounting Standards Update 2014-09 [Member]
Effect of new accounting pronouncements [Line Items]
New accounting pronouncement, cumulative effect of change on Equity or Net Assets	18,000,000
Gift card liability [Member] | Fiscal 2019 [Member] | Accounting Standards Update 2014-09 [Member]
Effect of new accounting pronouncements [Line Items]
New accounting pronouncement, cumulative effect of change on Equity or Net Assets	$ (8,200,000)

[1]	Future minimum lease payments have not been reduced by minimum sublease rentals to be received in the future under non-cancelable subleases. The total of undiscounted future sublease rentals are approximately $24.4 million and $17.6 million for capital and operating subleases, respectively, as of June 27, 2018.